NATIONS INSTITUTIONAL RESERVES
                  (formerly known as The Capital Mutual Funds)
                      Registration Nos. 33-33144; 811-6030

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


                  The undersigned hereby certifies on behalf of Nations Institutional Reserves (the "Trust") that the forms of Prospectuses and Statement of Additional Information for all Funds of the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 22, the most recent amendment to the Trust's Registration Statement on Form N-1A, the text of which was filed electronically on August 28, 1998.

                  IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 1st day of September, 1998.


Witness:                                 NATIONS INSTITUTIONAL RESERVES

By:        /s/ Louise P. Newcomb         By:        /s/ Richard H. Blank, Jr.
           ---------------------                   -------------------------
Name:      Louise P. Newcomb             Name:      Richard H. Blank, Jr.
Title:     Assistant Secretary           Title:     Secretary